Document and Entity Information	Jun. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2023
Entity File Number	000-16120
Entity Registrant Name	SECURITY FEDERAL CORPORATION
Entity Central Index Key	0000818677
Entity Incorporation, State or Country Code	SC
Entity Tax Identification Number	57-0858504
Entity Address, Address Line One	238 Richland Avenue NW
Entity Address, City or Town	Aiken
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29801
City Area Code	803
Local Phone Number	641-3000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false